BORROWINGS (Weighted-Average Interest Rate) (Details) - Weighted average	Dec. 31, 2025	Dec. 31, 2024
Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Bank borrowings	5.45%	7.15%
Bonds
Disclosure of detailed information about borrowings [line items]
Bank borrowings	7.50%	5.88%
Debentures
Disclosure of detailed information about borrowings [line items]
Bank borrowings	16.17%	13.50%